Other income (expense)- Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Financial income	$ 832	$ 2,253	$ 2,856
Exchange differences (loss) gain	$ (576)	$ (255)	$ 213